Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2022	2021
	(in € millions)
Trade payables	588	534
Value added tax and sales taxes payable	244	229
Other current liabilities	13	30
Total	845	793